DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 10 – DERIVATIVE LIABILITIES

As of October 31, 2021 and January 31, 2021, the Company had derivative liabilities of $391,868 and $213,741, respectively. During the three months ended October 31, 2021 and 2020, the Company recorded losses of $76,444 and $939,873, respectively, from the change in the fair value of derivative liabilities. During the nine months ended October 31, 2021 and 2020, the Company recorded losses of $88,551 and $507,764, respectively, from the change in the fair value of derivative liabilities. Any liabilities resulting from the warrants outstanding are immaterial.

The derivative liabilities are valued as a level 3 input for valuing financial instruments.

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended October 31, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

Level 3
Derivatives
Balance, January 31, 2021	$213,741
Settlement due to Repayment of Debt	(151,163)
Changes due to Issuance of New Convertible Notes	316,883
Changes due to Conversion of Notes Payable	(76,144)
Mark to Market Change in Derivatives	88,551
Balance, October 31, 2021	$391,868

The derivatives arise from convertible debt where the debt is convertible into common stock at variable conversion prices which are linked to the trading and/or bid prices of the Company’s common stock as traded on the OTC market.

As the price of the common stock varies it triggers a gain or loss based upon the discount to market assuming the debt was converted at the balance sheet date.

F-15

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of October 31, 2021 is as follows:

Embedded Derivative Liability As of October 31, 2021
Strike price	$1.24 - $2.25
Contractual term (years)	0.25 - 0.72 years
Volatility (annual)	59.8% - 125.2%
High yield cash rate	21.79% - 22.80%
Underlying fair market value	$1.24
Risk-free rate	0.28% - 0.33%
Dividend yield (per share)	0%

NOTE 10 – DERIVATIVE LIABILITIES

As of January 31, 2021 and January 31, 2020, the Company had derivative liabilities of $213,741 and $2,611,125, respectively. During the years ended January 31, 2021 and 2020 the Company recorded losses of $828,614 and $180,552, from the change in the fair value of derivative liabilities, respectively. Any liabilities resulting from the warrants outstanding are immaterial.

The derivative liabilities are valued as a level 3 input for valuing financial instruments.

The following table presents changes in Level 3 liabilities measured at fair value for the year ended January 31, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs (in thousands).

Level 3
Derivatives
Balance, January 31, 2019	$2,041,260
Changes due to Issuance of New Convertible Notes	1,212,189
Reduction of derivative due to extinguishment or repayment	(67,623)
Changes due to Conversion of Notes Payable	(755,253)
Mark to Market Change in Derivatives	180,552

Balance, January 31, 2020	2,611,125
Changes due to Issuance of New Convertible Notes	264,487
Reduction of derivative due to extinguishment or repayment	(3,470,300)
Changes due to Conversion of Notes Payable	(20,185)
Mark to Market Change in Derivatives	828,614
Balance, January 31, 2021	$213,741

The derivatives arise from convertible debt where the debt is convertible into common stock at variable conversion prices which are linked to the trading and/or bid prices of the Company’s common stock as traded on the OTC market.

As the price of the common stock varies it triggers a gain or loss based upon the discount to market assuming the debt was converted at the balance sheet date.

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of January 31, 2021 is as follows:

Embedded
Derivative Liability
As of January 31, 2021
Strike price	$1.75 - 4.30
Contractual term (years)	0.24 - 0.81 years
Volatility (annual)	184.80% - 544.0%
High yield cash rate	21.09% - 24.90%
Underlying fair market value	3.62
Risk-free rate	0.05% - 0.13%
Dividend yield (per share)	0%